SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Investments in Marketable Securities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Investments in Marketable Securities [Abstract]
Unrealized losses on marketable securities	$ (5,023)